Offsets	Aug. 13, 2024 USD ($) shares
Offset: 2
Offset Payment:
Rule 457(p) Offset	true
Registrant or Filer Name	Essential Utilities, Inc.
Form or Filing Type	S-3
File Number	333-255235
Initial Filing Date	Oct. 17, 2022
Fee Offset Claimed	$ 12,130.64	[1]
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.50 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 110,078,393.10	[1]
Offset Note	On April 15, 2021, the registrant filed with the Securities and Exchange Commission (the “SEC”) a Registration Statement on Form S-3 (Registration No. 333-255235) (the “2021 Registration Statement”) registering an unspecified amount of its securities specified therein, including its common stock, $0.50 par value per share (“common stock”). On October 17, 2022, the registrant filed with the SEC a prospectus supplement to the 2021 Registration Statement to register the offer and sale from time to time of shares of common stock having an aggregate gross sales price of up to $500,000,000 (the “2022 ATM Prospectus Supplement”) and paid $55,100 in registration fees in connection therewith. The registrant has terminated the offering of common stock under the 2022 ATM Prospectus Supplement, and at the time of termination, $110,078,393.10 of common stock remained unsold under the 2022 ATM Prospectus Supplement, and $12,130.64 of previously-paid fees remain unutilized and available for future registration fees pursuant to Rule 457(p) under the Securities Act of 1933, as amended (the “Securities Act”).
Offset: 3
Offset Payment:
Rule 457(p) Offset	true
Registrant or Filer Name	Essential Utilities, Inc.
Form or Filing Type	S-3
File Number	333-255235
Filing Date	Oct. 17, 2022
Fee Paid with Fee Offset Source	$ 55,100

[1]	On April 15, 2021, the registrant filed with the Securities and Exchange Commission (the “SEC”) a Registration Statement on Form S-3 (Registration No. 333-255235) (the “2021 Registration Statement”) registering an unspecified amount of its securities specified therein, including its common stock, $0.50 par value per share (“common stock”). On October 17, 2022, the registrant filed with the SEC a prospectus supplement to the 2021 Registration Statement to register the offer and sale from time to time of shares of common stock having an aggregate gross sales price of up to $500,000,000 (the “2022 ATM Prospectus Supplement”) and paid $55,100 in registration fees in connection therewith. The registrant has terminated the offering of common stock under the 2022 ATM Prospectus Supplement, and at the time of termination, $110,078,393.10 of common stock remained unsold under the 2022 ATM Prospectus Supplement, and $12,130.64 of previously-paid fees remain unutilized and available for future registration fees pursuant to Rule 457(p) under the Securities Act of 1933, as amended (the “Securities Act”).

Calculated in accordance with Rule 457(r) under the Securities Act. Pursuant to Rule 457(p) under the Securities Act, the registrant hereby partially offsets the registration fee due in connection with this filing against the $12,130.64 remaining balance associated with unsold securities under the 2022 ATM Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, the $147,600.00 filing fee currently due in connection with this filing is offset in part against the $12,130.64 remaining balance for such unsold securities under the 2022 ATM Prospectus Supplement resulting in a fee of $135,469.36 remitted with this filing.